Total
Pacific Funds℠ Diversified Income
Pacific Funds℠ Diversified Income
Investment Goal
This Fund seeks a high level of current income. The Fund may also seek capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pacific Funds℠ Diversified Income Advisor Class	[1]
Management Fee	0.35%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.00%
Less Expense Reimbursement	(0.55%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.45%
[1]	Expenses information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% through 7/31/2022. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
Pacific Funds℠ Diversified Income | Advisor Class | USD ($)	46	206	442	1,121

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
Pacific Funds℠ Diversified Income | Advisor Class | USD ($)	46	206	442	1,121

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the period of June 28, 2019 (Fund inception) through the fiscal year ended March 31, 2020, the portfolio turnover rate was 34% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

This Fund invests principally in dividend paying and high-quality equity securities, as well as in income producing debt securities. The Fund pursues its investment goal by normally investing 60-75% of its assets in equity securities and the remaining assets in debt securities and cash equivalents. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, will rebalance the Fund no less frequently than quarterly to maintain that percentage allocation, plus or minus 5%. New investments and redemptions will be managed to seek to maintain the desired allocation.

This Fund is sub-advised by Cadence Capital Management LLC (“Cadence”) for the equity portion of the Fund and Pacific Asset Management LLC (“Pacific Asset Management”) for the debt portion of the Fund.

Cadence managed portion: Under normal circumstances, this portion of the Fund will invest in equity investments across the U.S., developed international markets and emerging markets, with an emphasis on premium yielding and high-quality companies, and may invest in other income focused asset classes (such as master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”)) as needed to help achieve the Fund’s investment goal.

This portion of the Fund will focus on large-capitalization securities and mid-capitalization securities. Equity investments include common stock and securities or other instruments whose prices are linked to the value of common stock (such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”)).

This portion of the Fund will typically invest up to 35% of its total assets in securities of foreign issuers and may invest in securities from any country, including emerging markets. This portion of the Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Cadence chooses investments for its portion of the Fund that it believes will provide current income and/or increase in value over the long term.

Cadence typically sells securities when their dividend yields or quality ratings decline below Cadence’s expectations and/or in connection with Cadence’s quarterly adjustments to allocations within its portion of the Fund.

Pacific Asset Management managed portion: This portion of the Fund’s allocations to non-investment grade debt instruments and investment grade debt instruments will change based on Pacific Asset Management’s view of market conditions and, as a result, may range from up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans to up to 80% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, U.S. government securities and agency securities. Debt instruments in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars.

The weighted average duration for the debt portion of the Fund is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

This portion of the Fund may also invest up to 10% of its assets, but not to exceed 20% of its assets in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event Pacific Asset Management decides to adjust debt asset class weightings within this portion of the Fund. Individual investment selection is generally based on Pacific Asset Management’s fundamental research process. Sector allocations are determined based on Pacific Asset Management’s assessment of risk/return opportunities relative to the Fund’s investment goal.

Decisions to sell are generally based upon Pacific Asset Management’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

Cadence managed portion

● Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer’s stock and the yield of the Fund and lower performance for the Fund.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Master Limited Partnership Risk: MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

● Real Estate Companies Risk: Companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), are exposed to the risks of the real estate market and to risks associated with the ownership of real estate. These risks include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.

Pacific Asset Management managed portion

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

● Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

● Asset-Backed Securities Risk: Asset-backed securities are subject to certain risks affecting the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, prepayment risk, call risk, and issuer risk, each of these risks as described in the asset-backed securities risk disclosure of the “Mortgage-Related and Other Asset-Backed Securities Risk” included in the section of the Prospectus entitled Additional Information About Principal Risks.

● Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Risks for both portions of the Fund

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers in which this portion of the Fund invests and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Foreign Markets Risk: Exposure to a foreign market, including for the Cadence managed portion of the Fund through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks.

● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks.

Performance

The Fund commenced operations on June 28, 2019 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Pacific Asset Management LLC began co-managing the Fund with Cadence Capital Management LLC on December 31, 2019. Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management, co-managed the Fund with Cadence Capital Management LLC before that date.